Business Combination	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Business Combinations [Abstract]
BUSINESS COMBINATION

17. BUSINESS COMBINATION

On February 8, 2019, the Company consummated the Merger transactions of BioLite and BioKey (See Note 1). Pursuant to the terms of the Merger Agreement, BioLite and BioKey became two wholly-owned subsidiaries of the Company on February 8, 2019. The Company adopted ASC 805, “Business Combination” to record the merger transactions of BioKey. The acquisition was accounted for as a business combination under the purchase method of accounting. BioKey’s results of operations were included in the Company’s results beginning February 8, 2019. The purchase price has been allocated to the assets acquired and the liabilities assumed based on their fair value at the acquisition date as summarized in the following:

Purchase consideration:
Common Stock (*)	$44,341,847
Allocation of the purchase price:
Cash and cash equivalents	$531,147
Accounts receivable, net	188,550
Property and equipment, net	56,075
Operating lease right-of-use assets	485,684
Security deposits	10,440
Total assets acquired	1,271,896
Accounts payable	(56,204)
Accrued expenses and other current liabilities	(251,335)
Operating lease liability	(267,256)
Tenant security deposit	(2,880)
Total liabilities assumed	(577,675)
Total net assets acquired	694,221
Goodwill as a result of the Merger	$43,647,626

*	29,561,231 shares (1,642,291 after stock reverse split) of common stock of the Company was issued to BioKey in connection with the Merger. Those shares were valued at $1.50 per share, based on the bid-and-ask share price of common stock of the Company on the final day of trading, February 8, 2019.

On February 8, 2019, the Company has recorded a 100% goodwill write-down of $43,647,626. Goodwill was determined to have been impaired because of the current financial condition of the Company and the Company’s inability to generate future operating income without substantial sales volume increases, which are highly uncertain. Furthermore, the Company’s anticipated future cash flows indicate that the recoverability of goodwill is not reasonably assured. The goodwill write-down was reflected as a decrease in additional paid-in capital in the statement of equity upon the consummation of the Merger.

17. BUSINESS COMBINATION

On February 8, 2019, the Company consummated the Merger transactions of BioLite and BioKey (See Note 1). Pursuant to the terms of the Merger Agreement, BioLite and BioKey became two wholly-owned subsidiaries of the Company on February 8, 2019. The Company adopted ASC 805, “Business Combination” to record the merger transactions of BioKey. The acquisition was accounted for as a business combination under the purchase method of accounting. BioKey’s results of operations were included in the Company’s results beginning February 8, 2019. The purchase price has been allocated to the assets acquired and the liabilities assumed based on their fair value at the acquisition date as summarized in the following:

Purchase consideration:
Common Stock (*)	$44,341,847
Allocation of the purchase price:
Cash and cash equivalents	$531,147
Accounts receivable, net	188,550
Property and equipment, net	56,075
Operating lease right-of-use assets	485,684
Security deposits	10,440
Total assets acquired	1,271,896
Accounts payable	(56,204)
Accrued expenses and other current liabilities	(251,335)
Operating lease liability	(267,256)
Tenant security deposit	(2,880)
Total liabilities assumed	(577,675)
Total net assets acquired	694,221
Goodwill as a result of the Merger	$43,647,626

*	29,561,231 shares (1,642,291 after stock reverse split) of common stock of the Company was issued to BioKey in connection with the Merger. Those shares were valued at $1.50 per share, based on the bid-and-ask share price of common stock of the Company on the final day of trading, February 8, 2019.

On February 8, 2019, the Company has recorded a 100% goodwill write-down of $43,647,626. Goodwill was determined to have been impaired because of the current financial condition of the Company and the Company’s inability to generate future operating income without substantial sales volume increases, which are highly uncertain. Furthermore, the Company’s anticipated future cash flows indicate that the recoverability of goodwill is not reasonably assured. The goodwill write-down was reflected as a decrease in additional paid-in capital in the statement of equity upon the consummation of the Merger.